Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Derivative Financial Instruments

Purpose		Risk	Settlement date	12.31.2019	12.31.2018
Derivatives designated as hedge accounting				1.4	1.2

Expenses in Brazilian Reais (i)	Exchange rate		2019	—	(7.5)
			2020	(0.1)	—

Project development (ii)	Interest rate		2019	—	0.9
			2022	—	5.2
			2023	1.5	0.3

Export	Interest rate		2027	—	2.3

Other Derivatives				(3.8)	0.2

Recourse and non-recourse debt (iv)	Interest rate		2019	—	0.3

Acquisition of property, plant and	Interest rate		2019	(0.1)	(0.1)
equipment (v)

Export (vi)	Exchange rate		2019	0.3	—

Expenses in Brazilian Reais (i)	Exchange rate		2019	(4.0)	—

Total				(2.4)	1.4

(i)
Zero-cost collar derivative financial instruments, designated as cash flow hedge amounting to US$ 98.1 equivalent to R$ 372.7 million, with purchase of PUT at the weighted average exercise price of R$ 3.80 and sale of CALL at the weighted average exercise price of R$ 4.40 for 2019.

(ii)
Derivative financial instruments (interest rate swaps), designated as fair value hedge, amounting to R$ 165.7 million, equivalent to US$ 41.1, of the Export Financing and Project Development lines subject to a weighted average fixed interest rate of 3.5% p.a. for a floating weighted average rate equivalent to 31.46% of the CDI.

(iii)
Derivative financial instruments (interest rate swaps), which converted the amount of US$ 2.8 from a floating interest rate equivalent to 65% of LIBOR 1 month + 2.4375% p.a. to a fixed weighted average interest rate of 5.23 % p.a.

(iv)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 16.5, equivalent to R$ 66.5 million relating to U.S. dollar to Euro currency exchanges.
(v)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 160.0, equivalent to R$ 789.2 million related to the sale of US dollars and purchase of Reais.

Summary of Fair Value of Derivative Financial Instruments
On December 31, 2019, and December 31, 2018, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2019	12.31.2018
Assets

Current portion	1.4	5.4
Non-current	0.7	4.1

Liabilities
Current portion	(4.5)	(8.1)

Net derivative financial instruments	(2.4)	1.4